Schedule I Parent-only Financial Statements - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Jun. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Mezzanine Equity-$0.001 par value; 49,000 shares authorized, 35,000 shares issued and outstanding at December 31, 2012 and 0 shares issued and outstanding at December 31, 2013		$ 0		$ 46,010
Shareholder's Equity
Common Stock-$0.001 par value; 1,000 shares authorized, issued, and outstanding	0	0		0
Additional paid-in capital	25,455	25,358		37,919
Retained earnings	17,612	4,640		13,256
Accumulated other comprehensive loss	(475)	474	(2,950)	(2,259)	(2,791)
Total shareholders' equity	42,592	30,472		48,916	39,836	36,909
Parent Company
Assets
Investment in equity of Jason Holdings, Inc. I		30,472		94,926
Mezzanine Equity-$0.001 par value; 49,000 shares authorized, 35,000 shares issued and outstanding at December 31, 2012 and 0 shares issued and outstanding at December 31, 2013				46,010
Shareholder's Equity
Common Stock-$0.001 par value; 1,000 shares authorized, issued, and outstanding
Additional paid-in capital		25,358		37,919
Retained earnings		4,640		13,256
Accumulated other comprehensive loss		474		(2,259)
Total shareholders' equity		$ 30,472		$ 48,916